Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2021 (unaudited)
See accompanying notes.

INVESTMENT COMPANIES - 0 .66 % Shares Held Value (000's)
Exchange-Traded Funds - 0 .17%
SPDR S&P Global Natural Resources ETF 5,785 $ 312
Money Market Funds - 0 .49%
Morgan Stanley Institutional Liquidity Funds
- Government Portfolio - Institutional Class
0.03%
(a)
895,742 896
TOTAL INVESTMENT COMPANIES $ 1,208
PRIVATE INVESTMENT FUNDS - 49 .11 % Shares Held Value (000's)
Agriculture - 18 .89%
Ceres Farmland Holdings, LP
(b)
N/A $ 8,198
Hancock Timberland and Farmland Fund, LP
(b)
N/A 12,515
UBS AgriVest Farmland Fund
(b)
N/A 13,940
$ 34,653
Diversified Financial Services - 2 .39%
Sound Point CLO Fund, LP
(b),(c)
N/A 4,389
Energy - Alternate Sources - 6 .50%
ACIP Parallel Fund A, LP
(b)
N/A 792
Brookfield Super-Core Infrastructure Partners
Fund, LP
(b)
N/A 5,008
CBRE Caledon Global Infrastructure Fund
(International), LP
(b)
N/A 6,130
$ 11,930
Private Equity - 3 .42%
GDIF US Hedged Feeder Fund, LP
(b)
N/A 6,269
Real Estate - 7 .66%
PGIM Real Estate US Debt Fund, LP
(b)
N/A 5,125
UBS Trumbull Property Growth & Income Fund
(b)
N/A 8,922
$ 14,047
REITs - 10 .25%
BTG Pactual Open Ended Core US Timberland
Fund, LP
(b)
N/A 18,801
TOTAL PRIVATE INVESTMENT FUNDS $ 90,089
COMMON STOCKS - 42 .55 % Shares Held Value (000's)
Agriculture - 0 .20%
Archer-Daniels-Midland Co 1,866 $ 126
Bunge Ltd 1,341 125
Darling Ingredients Inc
(c)
1,719 119
$ 370
Biotechnology - 0 .07%
Corteva Inc 2,580 122
Building Materials - 0 .25%
Fortune Brands Home & Security Inc 1,598 171
Geberit AG 276 225
Masco Corp 809 57
$ 453
Chemicals - 0 .84%
CF Industries Holdings Inc 1,916 136
Diversey Holdings Ltd
(c)
14,110 188
Ecolab Inc 2,054 482
FMC Corp 1,158 127
ICL Group Ltd 13,248 127
Mosaic Co/The 3,393 133
Nutrien Ltd 1,759 132
Sociedad Quimica y Minera de Chile SA ADR 1,864 94
Yara International ASA 2,374 120
$ 1,539
Commercial Services - 1 .11%
Atlas Arteria Ltd 211,571 1,065
CCR SA 145,200 302
Transurban Group 66,911 672
$ 2,039
Consumer Products - 0 .07%
Avery Dennison Corp 566 123
Distribution & Wholesale - 0 .11%
Core & Main Inc
(c)
6,498 197
Diversified Financial Services - 0 .04%
RAM Essential Services Property Fund 106,090 78
COMMON STOCKS (continued) Shares Held Value (000’s)
Electric - 6 .16%
Brookfield Renewable Corp 17,371 $ 640
Clearway Energy Inc - Class C 27,988 1,008
CPFL Energia SA 76,100 367
EDP - Energias de Portugal SA 108,537 596
Entergy Corp 3,972 448
Exelon Corp 24,142 1,395
FirstEnergy Corp 12,264 510
Iberdrola SA 76,719 908
National Grid PLC 91,820 1,324
NextEra Energy Inc 8,516 795
Public Service Enterprise Group Inc 13,748 917
Red Electrica Corp SA 26,762 579
Southern Co/The 13,086 897
SSE PLC 41,077 918
$ 11,302
Electronics - 0 .09%
Badger Meter Inc 1,586 169
Energy - Alternate Sources - 0 .87%
NextEra Energy Partners LP 8,158 688
Sunnova Energy International Inc
(c)
32,143 898
$ 1,586
Engineering & Construction - 1 .94%
AECOM 3,820 296
Aena SME SA
(c),(d)
5,184 817
Aris Water Solution Inc 17,759 230
Ferrovial SA 17,917 560
Grupo Aeroportuario del Pacifico SAB de CV
(c)
48,100 664
Grupo Aeroportuario del Sureste SAB de CV 14,410 297
Stantec Inc 4,056 228
Vinci SA 4,415 466
$ 3,558
Environmental Control - 1 .30%
China Water Affairs Group Ltd 246,000 353
Evoqua Water Technologies Corp
(c)
7,858 367
Kurita Water Industries Ltd 8,900 422
METAWATER Co Ltd 8,800 155
Montrose Environmental Group Inc
(c)
963 68
Pentair PLC 7,005 512
Tetra Tech Inc 2,995 508
$ 2,385
Food - 0 .13%
Ingredion Inc 1,246 121
Wilmar International Ltd 38,700 119
$ 240
Forest Products & Paper - 0 .60%
International Paper Co 2,550 120
Mondi PLC 5,104 127
Nine Dragons Paper Holdings Ltd 103,000 111
Smurfit Kappa Group PLC 2,291 126
Stora Enso Oyj 6,889 126
Suzano SA ADR 11,660 126
Svenska Cellulosa AB SCA 7,147 127
Sylvamo Corp
(c)
3,835 107
UPM-Kymmene Oyj 3,218 122
$ 1,092
Gas - 1 .02%
Brookfield Infrastructure Corp 4,791 327
Enagas SA 28,157 654
Snam SpA 147,300 887
$ 1,868
Healthcare - Products - 0 .37%
Danaher Corp 2,066 680
Holding Companies - Diversified - 0 .09%
Sustainable Development Acquisition I Corp
(c)
16,624 162
Sustainable Development Acquisition I Corp -
Warrants
(c)
8,311 5
$ 167

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
Home Builders - 0 .08%
DR Horton Inc 615 $ 67
Persimmon PLC 2,222 86
$ 153
Housewares - 0 .07%
Scotts Miracle-Gro Co/The 801 129
Internet - 0 .05%
Vnet Group Inc ADR
(c)
10,839 98
Iron & Steel - 0 .56%
ArcelorMittal SA 4,311 138
Fortescue Metals Group Ltd 9,629 135
Nippon Steel Corp 7,800 128
Novolipetsk Steel PJSC 4,012 118
Nucor Corp 1,092 125
POSCO 529 123
Severstal PAO 5,529 119
Vale SA ADR 9,388 132
$ 1,018
Lodging - 0 .05%
Travel + Leisure Co 1,673 92
Machinery - Diversified - 1 .24%
Georg Fischer AG 266 402
IDEX Corp 1,560 369
Lindsay Corp 1,460 222
Mueller Water Products Inc - Class A 19,497 281
Xylem Inc/NY 6,154 738
Zurn Water Solutions Corp 7,275 265
$ 2,277
Metal Fabrication & Hardware - 0 .28%
Advanced Drainage Systems Inc 3,789 516
Mining - 1 .49%
Agnico Eagle Mines Ltd 2,340 124
Anglo American PLC 3,165 130
Antofagasta PLC 6,360 116
Barrick Gold Corp 6,122 116
BHP Group Ltd 4,159 126
First Quantum Minerals Ltd 5,470 131
Franco-Nevada Corp 850 118
Freeport-McMoRan Inc 3,131 131
Glencore PLC
(c)
24,582 125
Kirkland Lake Gold Ltd 2,935 123
MMC Norilsk Nickel PJSC ADR 4,041 124
Newcrest Mining Ltd 6,934 124
Newmont Corp 2,114 131
Norsk Hydro ASA 17,965 141
Polymetal International PLC 6,397 114
Polyus PJSC 1,213 107
Rio Tinto Ltd 1,751 128
South32 Ltd 46,400 136
Southern Copper Corp 1,984 122
Sumitomo Metal Mining Co Ltd 3,100 117
Vedanta Ltd ADR 7,343 134
Wheaton Precious Metals Corp 2,787 120
$ 2,738
Oil & Gas - 1 .85%
BP PLC 26,972 121
Canadian Natural Resources Ltd 2,860 121
Chevron Corp 1,028 121
ConocoPhillips 1,655 119
Ecopetrol SA ADR 9,037 116
Eni SpA 8,862 123
EOG Resources Inc 1,334 119
Equinor ASA 4,626 122
Exxon Mobil Corp 1,939 119
Gazprom PJSC ADR 13,019 120
Hess Corp 1,557 115
LUKOIL PJSC ADR 1,330 119
Marathon Petroleum Corp 1,908 122
Neste Oyj 2,470 122
COMMON STOCKS (continued) Shares Held Value (000’s)
Oil & Gas (continued)
Novatek PJSC 530 $ 124
Occidental Petroleum Corp 3,916 114
Petroleo Brasileiro SA ADR 10,883 119
Phillips 66 1,678 122
Pioneer Natural Resources Co 650 118
Reliance Industries Ltd
(d)
1,816 116
Repsol SA 10,537 125
Rosneft Oil Co PJSC 15,333 123
Royal Dutch Shell PLC - A Shares 5,566 122
Suncor Energy Inc 4,782 120
Tatneft PJSC ADR 3,049 127
TotalEnergies SE 2,540 129
Valero Energy Corp 1,734 130
Woodside Petroleum Ltd 7,642 122
$ 3,390
Oil & Gas Services - 0 .13%
Halliburton Co 5,378 123
Schlumberger NV 4,048 121
$ 244
Packaging & Containers - 0 .40%
Amcor PLC 10,259 123
DS Smith PLC 24,499 128
Packaging Corp of America 889 121
Sealed Air Corp 1,869 126
SIG Combibloc Group AG
(c)
4,433 123
Westrock Co 2,676 119
$ 740
Pipelines - 8 .09%
APA Group 105,957 775
Cheniere Energy Inc 18,537 1,880
DCP Midstream LP 35,188 967
Enbridge Inc 19,614 766
Energy Transfer LP 46,071 379
Enterprise Products Partners LP 20,653 454
Gibson Energy Inc 33,769 599
MPLX LP 38,906 1,151
ONEOK Inc 16,617 976
Pembina Pipeline Corp 27,513 835
Plains All American Pipeline LP 49,805 465
Targa Resources Corp 41,362 2,161
TC Energy Corp 11,454 533
Western Midstream Partners LP 47,793 1,064
Williams Cos Inc/The 70,428 1,834
$ 14,839
Private Equity - 0 .16%
Capitaland Investment Ltd/Singapore
(c)
59,700 151
Centuria Capital Group 55,092 140
$ 291
Real Estate - 1 .60%
Castellum AB 4,690 126
ESR Kendall Square REIT Co Ltd 18,759 100
Fabege AB 5,752 96
Hongkong Land Holdings Ltd 38,300 199
Midea Real Estate Holding Ltd
(d)
26,000 41
Mitsubishi Estate Co Ltd 17,000 236
Mitsui Fudosan Co Ltd 17,400 345
New World Development Co Ltd 52,750 209
Qualitas Ltd
(c)
66,453 120
Samhallsbyggnadsbolaget i Norden AB 32,900 241
Sun Hung Kai Properties Ltd 18,000 218
Sunac Services Holdings Ltd
(d)
88,000 90
Vonovia SE 13,504 744
Wihlborgs Fastigheter AB 5,302 120
Zhongliang Holdings Group Co Ltd 98,500 46
$ 2,931

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2021 (unaudited)
See accompanying notes.

COMMON STOCKS (continued) Shares Held Value (000’s)
REITs - 8 .78%
Activia Properties Inc 18 $ 65
Agree Realty Corp 1,430 102
AIMS APAC REIT 110,200 119
Alexandria Real Estate Equities Inc 378 84
Allied Properties Real Estate Investment Trust 4,300 149
American Homes 4 Rent 8,089 353
American Tower Corp 388 113
Apartment Income REIT Corp 1,881 103
Arena REIT 18,291 66
AvalonBay Communities Inc 414 105
Big Yellow Group PLC 17,793 414
Broadstone Net Lease Inc 4,833 120
CapitaLand Integrated Commercial Trust 79,033 120
Centuria Industrial REIT 41,395 126
Centuria Office REIT 24,576 42
CFE Capital S de RL de CV 241,100 306
Charter Hall Group 3,042 45
CRE Logistics REIT Inc 55 108
Crown Castle International Corp 4,226 882
CubeSmart 7,300 415
Daiwa House REIT Investment Corp 92 279
Daiwa Office Investment Corp 15 91
Dexus 29,364 237
Digital Core REIT Management Pte Ltd
(c)
177,218 206
Dream Industrial Real Estate Investment Trust 27,000 367
Equinix Inc 286 242
ESR-REIT 251,188 90
Essex Property Trust Inc 196 69
First Industrial Realty Trust Inc 3,200 212
Gecina SA 1,007 141
Goodman Group 7,820 151
Healthcare Trust of America Inc 5,486 183
HealthCo REIT 11,326 18
Independence Realty Trust Inc 17,619 455
Industrial & Infrastructure Fund Investment Corp 60 116
Industrial Logistics Properties Trust 11,461 287
Ingenia Communities Group 26,099 118
Inmobiliaria Colonial Socimi SA 13,226 124
InvenTrust Properties Corp 7,700 210
Invitation Homes Inc 14,923 677
Irongate Group 90,301 114
Klepierre SA 3,716 88
Lendlease Global Commercial REIT 71,800 48
Life Science Reit PLC
(c)
102,469 140
Medical Properties Trust Inc 12,837 303
Merlin Properties Socimi SA 18,214 197
MGM Growth Properties LLC 9,443 386
Minto Apartment Real Estate Investment Trust
(d)
2,300 40
National Storage Affiliates Trust 4,400 304
Nexus Real Estate Investment Trust 24,200 241
NSI NV 6,236 248
Park Hotels & Resorts Inc
(c)
5,813 110
Plymouth Industrial REIT Inc 6,414 205
Prologis Inc 5,129 863
Rexford Industrial Realty Inc 3,141 255
Sabra Health Care REIT Inc 19,632 266
Saul Centers Inc 3,248 172
Segro PLC 27,968 544
Sekisui House Reit Inc 351 262
SF Real Estate Investment Trust
(c)
302,000 135
STORE Capital Corp 4,945 170
Summit Industrial Income REIT 19,830 368
Sun Communities Inc 3,489 733
Sunstone Hotel Investors Inc
(c)
9,230 108
UNITE Group PLC/The 6,901 104
Ventas Inc 11,524 589
VICI Properties Inc 18,190 548
Welltower Inc 2,434 209
COMMON STOCKS (continued) Shares Held Value (000’s)
REITs (continued)
Weyerhaeuser Co 5,924 $ 244
$ 16,104
Telecommunications - 0 .04%
Eutelsat Communications SA 6,006 73
Transportation - 0 .39%
Getlink SE 42,664 707
Water - 2 .03%
American Water Works Co Inc 5,136 970
Essential Utilities Inc 14,307 768
Grupo Rotoplas SAB de CV
(c)
74,880 103
Middlesex Water Co 1,120 135
Pennon Group PLC 16,426 260
United Utilities Group PLC 33,454 494
Veolia Environnement SA 24,918 915
York Water Co/The 1,710 85
$ 3,730
TOTAL COMMON STOCKS $ 78,038
CONVERTIBLE PREFERRED STOCKS
- 0 .05 % Shares Held Value (000's)
REITs - 0 .05%
RPT Realty 7.25%
(e)
1,650 $ 97
TOTAL CONVERTIBLE PREFERRED STOCKS $ 97
BONDS - 7 .82%
Principal
Amount (000's) Value (000's)
Commercial Mortgage Backed Securities - 7 .82%
BANK 2018-BNK13
3.00%, 08/15/2061
(d)
$ 2,000 $ 1,777
BANK 2019-BNK22
1.50%, 11/15/2062
(d),(f),(g)
2,000 185
1.96%, 11/15/2062
(d),(g)
1,000 696
Benchmark 2018-B3 Mortgage Trust
3.04%, 04/10/2051
(d),(g)
500 461
Benchmark 2018-B6 Mortgage Trust
3.11%, 10/10/2051
(d),(g)
1,000 910
Benchmark 2019-B11 Mortgage Trust
3.00%, 05/15/2052
(d)
310 279
Benchmark 2019-B13 Mortgage Trust
1.00%, 08/15/2057
(d),(f),(g)
1,750 110
3.00%, 08/15/2057
(d)
1,750 1,170
Benchmark 2020-B20 Mortgage Trust
1.55%, 10/15/2053
(d),(f),(g)
3,250 376
Benchmark 2020-B21 Mortgage Trust
1.46%, 12/17/2053
(f),(g)
8,987 926
Benchmark 2021-B28 Mortgage Trust
1.38%, 08/15/2054
(d),(f),(g)
4,000 461
Benchmark 2021-B29 Mortgage Trust
2.00%, 09/15/2054
(d)
1,000 831
Citigroup Commercial Mortgage Trust 2018-C6
5.07%, 11/10/2051
(g)
1,000 1,106
Citigroup Commercial Mortgage Trust
2019-GC41
3.00%, 08/10/2056
(d)
1,400 937
Freddie Mac Multifamily Structured Pass
Through Certificates
1.52%, 01/25/2027
(f),(g)
11,984 797
2.45%, 03/25/2049
(f),(g)
6,890 884
GS Mortgage Securities Trust 2013-GCJ14
4.74%, 08/10/2046
(d),(g)
539 527
GS Mortgage Securities Trust 2019-GC40
1.16%, 07/10/2052
(d),(f),(g)
9,860 828
GS Mortgage Securities Trust 2019-GC42
0.94%, 09/01/2052
(d),(f),(g)
3,246 219

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2021 (unaudited)
See accompanying notes.

BONDS (continued)
Principal
Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch
Trust 2015-C25
4.53%, 10/15/2048
(d),(g)
$ 1,000 $ 872
$ 14,352
TOTAL BONDS $ 14,352
Total Investments $ 183,784
Other Assets and Liabilities -  (0.19)% (357)
TOTAL NET ASSETS - 100.00% $ 183,427
(a) Current yield shown is as of period end.
(b) Private Investment Funds have quarterly or annual redemption frequencies and are considered restricted securities. Please see Private Investment Funds sub-schedule for additional information.
(c) Non-income producing security
(d) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $11,743 or 6.40% of net assets.
(e) Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(f) Security is an Interest Only Strip.
(g) Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.  These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
Portfolio Summary  (unaudited)
Sector Percent
Financial 34 .35%
Consumer, Non-cyclical 20 .84%
Energy 17 .44%
Utilities 9 .21%
Mortgage Securities 7 .82%
Industrial 5 .89%
Basic Materials 3 .49%
Money Market Funds 0 .49%
Consumer, Cyclical 0 .31%
Investment Companies 0 .17%
Communications 0 .09%
Diversified 0 .09%
Other Assets and Liabilities
( 0 .19 ) %
TOTAL NET ASSETS
100.00%
Private Investment Funds
Security Name Acquisition Date Cost Value
Redemption
Notice (days)
Percent of
Net Assets
ACIP Parallel Fund A, LP
(a)
11/15/2021 $ 915 $ 792 N/A 0.43%
Brookfield Super-Core Infrastructure Partners Fund, LP
(b)
07/01/2021 5,000 5,008 N/A 2.73%
BTG Pactual Open Ended Core US Timberland Fund, LP
(c)
07/01/2019 - 12/30/2021 17,142 18,801 90 10.25%
CBRE Caledon Global Infrastructure Fund (International),
LP
(d)
07/16/2021 6,040 6,130 N/A 3.34%
Ceres Farmland Holdings, LP
(e)
11/06/2019, 02/05/2021 7,000 8,198 N/A 4.47%
GDIF US Hedged Feeder Fund, LP
(f)
04/23/2021 - 10/13/2021 6,087 6,269 N/A 3.42%
Hancock Timberland and Farmland Fund, LP
(g)
08/12/2020 - 12/17/2021 12,002 12,515 N/A 6.82%
PGIM Real Estate US Debt Fund, LP
(h)
04/30/2021, 06/30/2021 5,123 5,125 N/A 2.79%
Sound Point CLO Fund, LP
(i)
08/06/2019 4,000 4,389 60 2.39%
UBS AgriVest Farmland Fund
(j)
07/01/2020 - 06/30/2021 13,035 13,940 60 7.60%
UBS Trumbull Property Growth & Income Fund
(k)
07/01/2020 - 12/30/2021 7,530 8,922 60 4.87%
Total $ 90,089 49.11%
The private investment funds listed in the table do not include any unfunded commitments.
Amounts in thousands.
(a) This closed-end fund focuses on the Climate Infrastructure sector which includes value-add renewable energy, resource and energy efficiency, transmission and smart grids, vehicle electrification, and energy storage and microgrids. The fund has a life term of 10 years during which, redemptions are not permitted.
(b) This open-end fund will invest in high-quality, core infrastructure assets principally throughout North America, Europe and Australia with a focus on current yield, diversification and inflation protection. Specifically, the fund will focus on regulated or contracted assets in the utilities, energy, power and transportation sector where
Brookfield has established operating expertise. Of those sectors, utilities will be a significant focus and transportation would be a much smaller allocation in the portfolio given its more cyclical nature. Redemptions are subject to a three-year holding period from the acquisition date.
(c) The fund was established to invest and reinvest assets of the investors through the REIT, primarily in interests (including ownership or leasehold interests) in real property, which is to be planted with trees, or real property on which trees are growing (timberland), trees growing on timberland, or trees which have been cut but not removed from the timberland (timber); contracts or agreements for the cutting and/or use of timber on timberland. Timber investments are not intended to produce immediate revenues. Redemptions are subject to a two-year holding period from the acquisition date.
(d) The fund will seek to invest in a global, diversified portfolio of high-quality core and core-plus mid-market infrastructure investments with stable returns, inflation protection, low volatility, predictable yield and a low correlation with other asset classes through an open-end structure. Redemptions are subject to a three-year holding period from the acquisition date.
(e) The fund is an open-ended investment fund whose objective is to generate an attractive total return through the acquisition and management of farmland in the
Midwestern United States. Redemptions are subject to a one-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice five months prior to the annual redemption date, which is the last day of February.
(f) This feeder fund offers hedging to protect against currency movements in the Global Diversified Infrastructure Fund which invests in diversified infrastructure investments. Redemptions are subject to a three-year holding period from the acquisition date.
(g) This open-end fund blends the two asset classes of timberland and farmland. The geographic focus will be in the U.S., Canada, Australia, New Zealand, Chile, Brazil,
Uruguay, and Western Europe. Agriculture investments will be diversified among row crops (corn, soy, wheat, etc.), permanent crops (vines/trees), and commodity crops
(cotton, lettuce, strawberries, etc.). Redemptions are subject to a three-year holding period from the acquisition date. After the holding period has expired, redemptions are permitted with written redemption notice given by April 30th of that year.
(h) This fund is comprised of loans with strong fundamentals and focused on income return. Redemptions are available if inflows of capital offset the requested redemption amount and if liquidity is sufficient.

Schedule of Investments
Principal Diversified Select Real Asset Fund
December 31, 2021 (unaudited)
See accompanying notes.

(i) The fund was organized for the purpose of trading and investing in residual tranches and other notes issued by and with respect to collateralized loan obligations.
Redemptions are subject to a one-year holding period from the acquisition date.
(j) This open-end fund invests primarily in U.S. farmland. It is a well-diversified portfolio across many regions of the country and diversified across row crops, vegetable crops, and permanent crops. Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.
(k) This open-end, commingled private real estate portfolio combines value-add properties with capital appreciation potential and more stable income-generating properties. Properties in the portfolio typically start as  development, renovation, repositioning, or lease-up stage investments, and transition toward stabilized assets.
Redemptions are permitted with written redemption notice 60 days prior to the end of the quarter.

Glossary to the Schedule of Investments
December 31, 2021 (unaudited)
See accompanying notes.

Currency Abbreviations
USD/$ United States Dollar

December 31, 2021 (unaudited)

Security Valuation. Principal Diversified Select Real Asset Fund (known as the “Fund”) values securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global
Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Trustees.
The Fund invests in other publicly traded investment funds which are valued at the respective fund’s net asset value. In addition, the Fund invests a portion of its assets in private investment funds which are valued at fair value based upon the net asset value reported on a periodic basis. The appropriateness of the fair value of these securities is monitored by the Manager.
The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Fund’s net asset value are reflected in the Fund’s net asset value and these securities are valued at fair value. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in American Depositary Receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.
To the extent the Fund invests in foreign securities listed on foreign exchanges which trade on days on which the Fund does not determine net asset value, for example weekends and other customary national U.S. holidays, the Fund’s net asset value could be significantly affected on days when shareholders cannot purchase or redeem shares.
Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be affected. It is the policy of the Fund to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Trustees as may occasionally be necessary.
Fair value is defined as the price that the Fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in
Level 1 includes listed equities and listed derivatives.
Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and US Government and Government Agency Obligations.
Level 3 – Significant unobservable inputs (including the Fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, or senior floating rate interests.
In accordance with Accounting Standards Codification 820 – Fair Value Measurement, the Fund has elected to apply the practical expedient to value its investments in private investment funds at their respective net asset value each calendar month or quarter. These investments are excluded from the fair value hierarchy.

December 31, 2021 (unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction.
To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for instruments categorized in Level 3.
In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
Fair value is a market-based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Fund uses prices and inputs that are current as of the measurement date, when available.
Investments which are included in the Level 3 category may be valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level
3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement.
Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.
The fair values of these securities are dependent on economic, political and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, pandemics, accidents, conflicts, etc.).
The following is a summary of the inputs used as of December 31, 2021 in valuing the Fund’s securities carried at value (amounts in thousands):
*For additional detail regarding sector classifications, please see the Schedule of Investments.
The Fund's Schedule of Investments as of December 31, 2021 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.
Fund
Level 1 - Quoted
Prices
Level 2 - Other
Significant Observable
Inputs
Level 3 - Significant
Unobservable Inputs Totals (Level 1,2,3)
Principal Diversified Select Real Asset Fund
Bonds* $ — $ 14,352 $ — $ 14,352
Common Stocks
Basic Materials 3,142 3,245 — 6,387
Communications 98 73 — 171
Consumer, Cyclical 485 86 — 571
Consumer, Non-cyclical 1,718 1,856 — 3,574
Diversified 167 — — 167
Energy 17,569 2,490 — 20,059
Financial 11,754 7,650 — 19,404
Industrial 6,447 4,358 — 10,805
Utilities 9,365 7,535 — 16,900
Convertible Preferred Stocks 97 — — 97
Investment Companies 1,208 — — 1,208
Total $ 52,050 $ 41,645 $ — $ 93,695
Investments Using NAV as practical expedient
Private Investment Funds 90,089
Total investments in securities $ — $ — $ — $ 183,784